Cover Page	Sep. 11, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 11, 2019
Entity Registrant Name	Baker Hughes a GE Co
Entity Central Index Key	0001701605
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38143
Entity Tax Identification Number	81-4403168
Entity Address, Address Line One	17021 Aldine Westfield Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77073
City Area Code	713
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BHGE
Security Exchange Name	NYSE
Baker Hughes, a GE company, LLC
Document Information [Line Items]
Entity Registrant Name	BAKER HUGHES a GE Co LLC
Entity Central Index Key	0000808362
Entity Incorporation, State or Country Code	DE
Entity File Number	1-09397
Entity Tax Identification Number	76-0207995
Title of 12(b) Security	5.125% Senior Notes due 2040
Security Exchange Name	NYSE
No Trading Symbol Flag	true